Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Registrant Name	TEEKAY TANKERS LTD.
Entity Central Index Key	0001419945
Current Fiscal Year End Date	--12-31